Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (95.5%)
Communication Services (2.8%)
*,1	Yelp Inc. Class A	82,345	2,809
*	Altice USA Inc. Class A	164,952	2,058
[1]	News Corp. Class B	59,537	1,341
*	Spotify Technology SA	6,845	1,034
[1]	New York Times Co. Class A	18,439	845
*	Alphabet Inc. Class C	277	774
	News Corp. Class A	30,492	675
*	Radius Global Infrastructure Inc. Class A (XNMS)	36,609	523
*	Iridium Communications Inc.	9,458	381
*	Pinterest Inc. Class A	14,585	359
			10,799
Consumer Discretionary (9.3%)
[1]	Macy's Inc.	101,496	2,472
*,1	Under Armour Inc. Class C	148,286	2,307
*,1	Dave & Buster's Entertainment Inc.	46,171	2,267
[1]	MGM Resorts International	52,256	2,192
*	Six Flags Entertainment Corp.	47,805	2,079
	Oxford Industries Inc.	22,732	2,057
*,1	Tri Pointe Homes Inc.	96,198	1,932
[1]	Tapestry Inc.	50,981	1,894
*	Stride Inc.	45,008	1,635
[1]	Signet Jewelers Ltd.	19,172	1,394
[1]	Aaron's Co. Inc.	67,055	1,346
	Harley-Davidson Inc.	33,244	1,310
	Boyd Gaming Corp.	14,375	946
*	Skyline Champion Corp.	16,432	902
	Winnebago Industries Inc.	15,874	858
	Kohl's Corp.	13,853	838
*	Booking Holdings Inc.	353	829
	Shoe Carnival Inc.	28,093	819
*,1	Abercrombie & Fitch Co. Class A	21,468	687
	Texas Roadhouse Inc. Class A	7,779	651
	Carriage Services Inc. Class A	10,658	568
*	Revolve Group Inc.	10,413	559
	NIKE Inc. Class B	3,630	488
	Hibbett Inc.	10,971	486
*	Tesla Inc.	409	441
*,1	American Axle & Manufacturing Holdings Inc.	55,128	428
*	Crocs Inc.	5,426	415
	Target Corp.	1,944	413
	McDonald's Corp.	1,588	393
	Travel + Leisure Co.	6,651	385

		Shares	Market Value ($000)
	Columbia Sportswear Co.	4,102	371
*,1	Perdoceo Education Corp.	30,914	355
[1]	Red Rock Resorts Inc. Class A	6,173	300
	Group 1 Automotive Inc.	1,727	290
*	MarineMax Inc.	5,712	230
*,2	Torrid Holdings Inc.	17,414	105
			35,642
Consumer Staples (4.1%)
[1]	Archer-Daniels-Midland Co.	30,638	2,765
*,1	Darling Ingredients Inc.	25,611	2,059
[1]	Coca-Cola Consolidated Inc.	3,860	1,918
[1]	Vector Group Ltd.	151,163	1,820
	John B Sanfilippo & Son Inc.	16,327	1,362
*,1	Herbalife Nutrition Ltd.	32,726	994
*	United Natural Foods Inc.	21,403	885
	Albertsons Cos. Inc. Class A	24,379	811
	Kroger Co.	12,267	704
[1]	Ingles Markets Inc. Class A	6,778	604
	Costco Wholesale Corp.	683	393
[1]	Altria Group Inc.	7,492	391
	Procter & Gamble Co.	2,470	377
	Tyson Foods Inc. Class A	4,098	367
*	BJ's Wholesale Club Holdings Inc.	4,893	331
			15,781
Energy (5.6%)
*,1	PBF Energy Inc. Class A	140,019	3,412
[1]	SFL Corp. Ltd.	308,614	3,142
[1]	APA Corp.	67,076	2,772
*	Comstock Resources Inc.	196,890	2,569
[1]	EOG Resources Inc.	18,751	2,236
[1]	SM Energy Co.	50,387	1,963
*	NexTier Oilfield Solutions Inc.	185,042	1,710
*	CONSOL Energy Inc.	24,562	924
*	Par Pacific Holdings Inc.	61,887	806
*	Delek US Holdings Inc.	30,802	654
*,1	Laredo Petroleum Inc.	5,117	405
*	Peabody Energy Corp.	15,791	387
*	Talos Energy Inc.	24,248	383
			21,363
Financials (13.5%)
[1]	Virtu Financial Inc. Class A	80,247	2,987
[1]	Axis Capital Holdings Ltd.	45,849	2,772
[1]	Essent Group Ltd.	63,915	2,634
[1]	CNO Financial Group Inc.	100,619	2,524
[1]	Radian Group Inc.	110,272	2,449
*,1	LendingClub Corp.	154,853	2,444
[1]	MGIC Investment Corp.	178,512	2,419
[1]	Stewart Information Services Corp.	39,522	2,395
[1]	Evercore Inc. Class A	20,738	2,309
[1]	Hancock Whitney Corp.	39,145	2,041
	Central Pacific Financial Corp.	64,969	1,813
[1]	Ally Financial Inc.	39,587	1,721
	Invesco Ltd.	71,413	1,647
[1]	OFG Bancorp	61,299	1,633
	W R Berkley Corp.	22,569	1,503
[1]	Southside Bancshares Inc.	34,841	1,423
*	Enstar Group Ltd.	4,837	1,263

		Shares	Market Value ($000)
	International Bancshares Corp.	29,467	1,244
	Banner Corp.	18,769	1,098
	Cboe Global Markets Inc.	9,063	1,037
[1]	PacWest Bancorp	24,042	1,037
*	Brighthouse Financial Inc.	19,625	1,014
*,1	Genworth Financial Inc. Class A	262,756	993
*,1	Mr Cooper Group Inc.	21,088	963
	ProAssurance Corp.	33,998	914
[1]	SLM Corp.	45,977	844
	Old Republic International Corp.	30,293	784
[1]	Fidelity National Financial Inc.	15,071	736
	JPMorgan Chase & Co.	5,305	723
[1]	Citigroup Inc.	11,490	614
	Assured Guaranty Ltd.	9,550	608
[1]	NBT Bancorp Inc.	16,448	594
[1]	Equitable Holdings Inc.	18,163	561
	First Foundation Inc.	15,670	381
	First BanCorp. (XNYS)	28,941	380
[1]	Hope Bancorp Inc.	23,218	373
	Piper Sandler Cos.	2,201	289
*	Ambac Financial Group Inc.	18,084	188
			51,352
Health Care (9.1%)
[1]	McKesson Corp.	8,386	2,567
*,1	STAAR Surgical Co.	31,320	2,503
*,1	Figs Inc. Class A	108,325	2,331
*,1	AMN Healthcare Services Inc.	21,397	2,232
*,1	FibroGen Inc.	165,964	1,995
*,1	NextGen Healthcare Inc.	69,050	1,444
*	Codexis Inc.	66,638	1,374
*	Sarepta Therapeutics Inc.	17,383	1,358
*,1	Travere Thrapeutics Inc.	51,880	1,337
	Thermo Fisher Scientific Inc.	2,079	1,228
*	Veeva Systems Inc. Class A	5,583	1,186
*,1	Community Health Systems Inc.	94,900	1,126
*,1	Agenus Inc.	443,331	1,091
*	Seres Therapeutics Inc.	151,837	1,081
*,1	Endo International plc	428,290	989
*	Glaukos Corp.	14,748	853
[1]	HCA Healthcare Inc.	3,137	786
*,1	Medpace Holdings Inc.	4,351	712
*	Vir Biotechnology Inc.	27,180	699
*	Multiplan Corp.	146,121	684
*	ABIOMED Inc.	1,504	498
*	Moderna Inc.	2,761	476
*	Theravance Biopharma Inc.	49,355	472
	West Pharmaceutical Services Inc.	1,097	451
*	Ionis Pharmaceuticals Inc.	11,853	439
*	Allscripts Healthcare Solutions Inc.	19,075	430
*	Cross Country Healthcare Inc.	18,587	403
*,1	Intercept Pharmaceuticals Inc.	24,410	397
*	Amneal Pharmaceuticals Inc.	93,850	391
*	MEDNAX Inc.	16,237	381
*	Covetrus Inc.	22,587	379
*,1	Tenet Healthcare Corp.	4,331	372
*	Inogen Inc.	11,366	369
*,1	ACADIA Pharmaceuticals Inc.	15,131	366
*,1	Personalis Inc.	29,719	243

		Shares	Market Value ($000)
*,1,2	Innovage Holding Corp.	37,639	242
*	ImmunoGen Inc.	48,997	233
*	Joint Corp.	5,429	192
*	Aveanna Healthcare Holdings Inc.	52,233	178
*,1	Bluebird Bio Inc.	13,735	67
			34,555
Industrials (15.1%)
*,1	NOW Inc.	283,542	3,127
[1]	Robert Half International Inc.	22,919	2,617
*,1	Atkore Inc.	26,388	2,598
[1]	Emerson Electric Co.	26,080	2,557
[1]	Kforce Inc.	34,111	2,523
[1]	GrafTech International Ltd.	253,902	2,443
[1]	Boise Cascade Co.	34,790	2,417
[1]	AGCO Corp.	16,522	2,413
[1]	Mueller Industries Inc.	42,615	2,308
[1]	Terex Corp.	63,743	2,273
[1]	Acuity Brands Inc.	11,427	2,163
[1]	Encore Wire Corp.	18,891	2,155
[1]	Rush Enterprises Inc. Class A	41,626	2,119
*,1	Veritiv Corp.	15,522	2,074
[1]	ManpowerGroup Inc.	21,978	2,064
*	United Rentals Inc.	5,431	1,929
	Korn Ferry	27,837	1,808
*,1	GMS Inc.	35,644	1,774
	Schneider National Inc. Class B	64,916	1,655
[1]	Triton International Ltd.	21,889	1,536
	Donaldson Co. Inc.	28,897	1,501
*	MRC Global Inc.	124,500	1,483
	Heidrick & Struggles International Inc.	26,157	1,035
[1]	Allison Transmission Holdings Inc.	26,284	1,032
	Ryder System Inc.	11,797	936
[1]	Owens Corning	9,702	888
*	Clean Harbors Inc.	7,401	826
*	Univar Solutions Inc.	24,514	788
	Watts Water Technologies Inc. Class A	5,329	744
	ArcBest Corp.	8,376	674
*	Aerojet Rocketdyne Holdings Inc.	15,971	628
*	Titan International Inc.	41,923	617
[1]	UFP Industries Inc.	7,404	571
	Union Pacific Corp.	1,459	399
*	Avis Budget Group Inc.	1,488	392
[1]	Costamare Inc.	17,419	297
[1]	Hillenbrand Inc.	4,880	216
			57,580
Information Technology (17.7%)
*,1	Axcelis Technologies Inc.	41,621	3,144
*,1	Extreme Networks Inc.	243,485	2,973
*,1	ON Semiconductor Corp.	45,980	2,879
*,1	Fortinet Inc.	8,350	2,853
[1]	Jabil Inc.	45,825	2,829
*,1	Nutanix Inc. Class A	100,987	2,708
*,1	CommScope Holding Co. Inc.	324,149	2,554
*,1	Alpha & Omega Semiconductor Ltd.	45,995	2,514
*,1	DocuSign Inc. Class A	23,031	2,467
*,1	Arrow Electronics Inc.	20,659	2,451
[1]	Lam Research Corp.	4,321	2,323

		Shares	Market Value ($000)
*,1	Cirrus Logic Inc.	27,295	2,314
*,1	Manhattan Associates Inc.	15,614	2,166
[1]	Applied Materials Inc.	15,144	1,996
[1]	A10 Networks Inc.	137,028	1,911
*,1	Cadence Design Systems Inc.	10,663	1,754
*,1	Domo Inc. Class B	34,343	1,737
[1]	TTEC Holdings Inc.	20,780	1,715
[1]	Accenture plc Class A	5,027	1,695
*,1	Dropbox Inc. Class A	71,434	1,661
[1]	HP Inc.	44,620	1,620
*,1	Super Micro Computer Inc.	42,045	1,601
*	Yext Inc.	205,898	1,419
*,1	GoDaddy Inc. Class A	15,936	1,334
	KLA Corp.	3,580	1,310
	Microsoft Corp.	3,875	1,195
	Texas Instruments Inc.	6,180	1,134
*	Sprout Social Inc. Class A	13,775	1,104
*	8x8 Inc.	84,286	1,061
*,1	Teradata Corp.	21,254	1,048
*	EPAM Systems Inc.	3,112	923
*	Pure Storage Inc. Class A	25,423	898
*,1	Conduent Inc.	154,895	799
*,1	Ultra Clean Holdings Inc.	18,779	796
	Kulicke & Soffa Industries Inc.	12,028	674
*	LiveRamp Holdings Inc.	17,995	673
*	Perficient Inc.	6,049	666
*	Everbridge Inc.	14,170	618
	QUALCOMM Inc.	3,884	593
*	Synopsys Inc.	1,255	418
*,1	Avaya Holdings Corp.	31,909	404
	Concentrix Corp.	2,107	351
*	Fabrinet	2,744	288
			67,571
Materials (6.1%)
[1]	AdvanSix Inc.	57,161	2,921
[1]	Packaging Corp. of America	18,299	2,857
[1]	Olin Corp.	46,939	2,454
[1]	Commercial Metals Co.	54,164	2,254
[1]	CF Industries Holdings Inc.	21,473	2,213
[1]	Westlake Corp.	17,612	2,173
	Warrior Met Coal Inc.	46,802	1,737
[1]	Louisiana-Pacific Corp.	23,087	1,434
*,1	Sylvamo Corp.	40,218	1,339
[1]	Schnitzer Steel Industries Inc. Class A	24,376	1,266
	Greif Inc. Class A	15,358	999
	Reliance Steel & Aluminum Co.	5,400	990
[1]	Steel Dynamics Inc.	4,747	396
[1]	Koppers Holdings Inc.	6,444	177
			23,210
Real Estate (8.3%)
[1]	CubeSmart	56,898	2,960
[1]	Extra Space Storage Inc.	14,224	2,924
[1]	PotlatchDeltic Corp.	53,198	2,805
[1]	Piedmont Office Realty Trust Inc. Class A	156,831	2,701
[1]	Apple Hospitality REIT Inc.	146,688	2,636
[1]	Office Properties Income Trust	84,072	2,163
[1]	American Assets Trust Inc.	55,670	2,109

		Shares	Market Value ($000)
[1]	Gaming and Leisure Properties Inc.	44,869	2,106
[1]	RLJ Lodging Trust	145,702	2,051
[1]	Necessity Retail REIT Inc.	241,038	1,907
*,1	Summit Hotel Properties Inc.	174,260	1,736
	Simon Property Group Inc.	12,121	1,595
	Park Hotels & Resorts Inc.	48,341	944
	EPR Properties	12,321	674
[1]	Douglas Elliman Inc.	78,123	570
*	DiamondRock Hospitality Co.	46,913	474
	Apartment Income REIT Corp.	7,613	407
	Getty Realty Corp.	13,758	394
	Paramount Group Inc.	35,103	383
			31,539
Utilities (3.9%)
[1]	National Fuel Gas Co.	45,167	3,103
[1]	Otter Tail Corp.	44,696	2,794
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	35,288	2,662
[1]	Portland General Electric Co.	42,309	2,333
[1]	NiSource Inc.	66,928	2,128
	NextEra Energy Inc.	11,810	1,000
	Chesapeake Utilities Corp.	3,720	513
	American Electric Power Co. Inc.	3,978	397
			14,930
Total Common Stocks—Long Positions (Cost $330,420)			364,322
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund, 0.312% (Cost $7,669)	76,704	7,670
Common Stocks Sold Short (-94.8%)
Communication Services (-2.5%)
*	Madison Square Garden Entertainment Corp.	(36,649)	(3,053)
*	Liberty Broadband Corp. Class C	(15,258)	(2,065)
*	Eventbrite Inc. Class A	(106,489)	(1,573)
*	Match Group Inc.	(5,894)	(641)
*	Liberty Broadband Corp. Class A	(4,439)	(582)
*	Cardlytics Inc.	(10,564)	(581)
*	Liberty Media Corp.- Liberty Formula One Class A	(8,213)	(518)
*	Globalstar Inc.	(348,773)	(512)
			(9,525)
Consumer Discretionary (-9.2%)
	BorgWarner Inc. (XNYS)	(73,534)	(2,861)
*	Royal Caribbean Cruises Ltd.	(32,844)	(2,752)
*	CarMax Inc.	(26,961)	(2,601)
*	Bally's Corp.	(80,484)	(2,474)
	Hasbro Inc.	(28,646)	(2,347)
	Whirlpool Corp.	(13,287)	(2,296)
	Cracker Barrel Old Country Store Inc.	(18,280)	(2,170)
	American Eagle Outfitters Inc.	(118,766)	(1,995)
*	Helen of Troy Ltd.	(8,489)	(1,663)
*	iRobot Corp.	(24,080)	(1,527)
*	Peloton Interactive Inc. Class A	(56,844)	(1,502)
	H&R Block Inc.	(56,831)	(1,480)
	Rent-A-Center Inc.	(44,946)	(1,132)
*	Bed Bath & Beyond Inc.	(49,147)	(1,107)
	Monro Inc.	(22,928)	(1,017)
*	Caesars Entertainment Inc.	(10,188)	(788)

		Shares	Market Value ($000)
*	Carvana Co. Class A	(6,553)	(782)
*	DraftKings Inc. Class A	(34,435)	(670)
*	Callaway Golf Co.	(25,078)	(587)
	Polaris Inc.	(4,852)	(511)
*	Leslie's Inc.	(25,829)	(500)
*	Xponential Fitness Inc. Class A Class A	(17,772)	(417)
*	Coursera Inc.	(17,753)	(409)
*	Vroom Inc.	(133,949)	(356)
	LCI Industries	(3,036)	(315)
	Yum China Holdings Inc.	(7,462)	(310)
*	Xometry Inc. Class A Class A	(8,083)	(297)
	Strategic Education Inc.	(4,464)	(296)
			(35,162)
Consumer Staples (-3.8%)
	Cal-Maine Foods Inc.	(49,252)	(2,720)
	Hormel Foods Corp.	(36,440)	(1,878)
	Reynolds Consumer Products Inc.	(54,324)	(1,594)
*	Performance Food Group Co.	(30,187)	(1,537)
	MGP Ingredients Inc.	(15,750)	(1,348)
*	Freshpet Inc.	(11,838)	(1,215)
*	Grocery Outlet Holding Corp.	(34,497)	(1,131)
*	Boston Beer Co. Inc. Class A	(2,822)	(1,096)
	Utz Brands Inc.	(53,068)	(784)
*	TreeHouse Foods Inc.	(19,924)	(643)
	Sysco Corp.	(7,710)	(629)
			(14,575)
Energy (-5.7%)
	Chesapeake Energy Corp.	(37,283)	(3,244)
	New Fortress Energy Inc. Class A	(68,645)	(2,925)
	International Seaways Inc.	(155,890)	(2,812)
	NOV Inc.	(126,278)	(2,476)
*	Liberty Oilfield Services Inc. Class A	(132,289)	(1,960)
	Baker Hughes Co. Class A	(53,091)	(1,933)
*	Frontline Ltd.	(218,324)	(1,921)
*	Clean Energy Fuels Corp.	(140,154)	(1,113)
*	Tellurian Inc.	(159,543)	(846)
*	Green Plains Inc.	(26,088)	(809)
*	Gevo Inc.	(166,595)	(780)
*	Dril-Quip Inc.	(18,212)	(680)
*	DMC Global Inc.	(11,285)	(344)
			(21,843)
Financials (-13.5%)
	Mercury General Corp.	(49,875)	(2,743)
	S&P Global Inc.	(6,589)	(2,703)
	BOK Financial Corp.	(27,793)	(2,611)
	New York Community Bancorp Inc.	(237,809)	(2,549)
	Kemper Corp.	(43,955)	(2,485)
*	BRP Group Inc. Class A	(91,181)	(2,446)
	United Community Banks Inc.	(65,146)	(2,267)
*	Cannae Holdings Inc.	(94,662)	(2,264)
	Trustmark Corp.	(70,812)	(2,152)
	James River Group Holdings Ltd.	(85,683)	(2,120)
	B Riley Financial Inc.	(29,765)	(2,082)
	Progressive Corp.	(18,079)	(2,061)
	Navient Corp.	(108,432)	(1,848)
	Northwest Bancshares Inc.	(136,536)	(1,845)
	Independent Bank Group Inc.	(25,121)	(1,788)

		Shares	Market Value ($000)
	MarketAxess Holdings Inc.	(4,914)	(1,672)
	First Financial Bankshares Inc.	(34,906)	(1,540)
	ServisFirst Bancshares Inc.	(16,125)	(1,537)
	Erie Indemnity Co. Class A	(7,156)	(1,260)
*	Axos Financial Inc.	(25,395)	(1,178)
	Huntington Bancshares Inc.	(78,963)	(1,154)
*	PRA Group Inc.	(18,392)	(829)
	White Mountains Insurance Group Ltd.	(683)	(776)
	Capitol Federal Financial Inc.	(71,358)	(776)
	Lakeland Financial Corp.	(10,603)	(774)
	T Rowe Price Group Inc.	(4,854)	(734)
	Community Bank System Inc.	(9,189)	(645)
	Artisan Partners Asset Management Inc. Class A	(16,063)	(632)
*	Trupanion Inc.	(6,850)	(611)
	Morningstar Inc.	(2,171)	(593)
	CNA Financial Corp.	(9,236)	(449)
	Live Oak Bancshares Inc.	(8,522)	(434)
	PennyMac Financial Services Inc.	(8,063)	(429)
	Brightsphere Investment Group Inc.	(16,672)	(404)
*	Upstart Holdings Inc.	(3,234)	(353)
*	Palomar Holdings Inc.	(5,099)	(326)
	HCI Group Inc.	(2,456)	(168)
*	Selectquote Inc.	(31,206)	(87)
			(51,325)
Health Care (-9.4%)
	STERIS plc	(12,502)	(3,023)
*	Alphatec Holdings Inc.	(246,328)	(2,833)
*	Envista Holdings Corp.	(50,130)	(2,442)
*	agilon health Inc.	(95,197)	(2,413)
	Azenta Inc.	(28,057)	(2,325)
*	Cytokinetics Inc.	(46,781)	(1,722)
*	Outset Medical Inc.	(36,385)	(1,652)
*	AdaptHealth Corp. Class A	(91,626)	(1,469)
*	Intra-Cellular Therapies Inc.	(22,113)	(1,353)
*	Insmed Inc.	(50,436)	(1,185)
	Cooper Cos. Inc.	(2,660)	(1,111)
*	Axonics Inc.	(17,295)	(1,083)
*	Exact Sciences Corp.	(12,587)	(880)
*	Harmony Biosciences Holdings Inc.	(17,899)	(871)
*	Agios Pharmaceuticals Inc.	(29,126)	(848)
*	ImmunityBio Inc.	(147,879)	(829)
	Mesa Laboratories Inc.	(3,147)	(802)
*	Vericel Corp.	(20,516)	(784)
*	Arvinas Inc.	(11,454)	(771)
*	Sorrento Therapeutics Inc.	(323,169)	(753)
*	Karuna Therapeutics Inc.	(4,499)	(570)
*	CryoPort Inc.	(15,766)	(550)
*	Arrowhead Pharmaceuticals Inc.	(11,861)	(545)
*	Alignment Healthcare Inc.	(48,229)	(542)
*	Novocure Ltd.	(6,466)	(536)
*	Anavex Life Sciences Corp.	(38,653)	(476)
	ResMed Inc.	(1,916)	(465)
*	Progyny Inc.	(8,534)	(439)
*	Rocket Pharmaceuticals Inc.	(27,188)	(431)
*	Coherus Biosciences Inc.	(33,111)	(427)
*	Instil Bio Inc.	(38,891)	(418)
*	Ironwood Pharmaceuticals Inc. Class A	(32,724)	(412)
*	Cerevel Therapeutics Holdings Inc.	(11,523)	(403)

		Shares	Market Value ($000)
*	Nuvation Bio Inc.	(69,581)	(366)
*	Avid Bioservices Inc.	(13,541)	(276)
			(36,005)
Industrials (-15.2%)
	Greenbrier Cos. Inc.	(62,378)	(3,213)
*	Chart Industries Inc.	(18,065)	(3,103)
	MillerKnoll Inc.	(85,946)	(2,970)
*	RBC Bearings Inc.	(15,112)	(2,930)
*	Mercury Systems Inc.	(45,142)	(2,909)
*	Shoals Technologies Group Inc. Class A	(163,350)	(2,783)
*	Stericycle Inc.	(44,956)	(2,649)
*	Frontier Group Holdings Inc.	(228,055)	(2,584)
*	Construction Partners Inc. Class A	(95,300)	(2,495)
	Rockwell Automation Inc.	(8,878)	(2,486)
*	AeroVironment Inc.	(25,925)	(2,440)
	Oshkosh Corp.	(23,935)	(2,409)
*	Parsons Corp.	(60,661)	(2,347)
*	Ameresco Inc. Class A	(25,630)	(2,038)
	Stanley Black & Decker Inc.	(12,325)	(1,723)
	CSW Industrials Inc.	(14,336)	(1,686)
*	Colfax Corp.	(40,537)	(1,613)
*	Plug Power Inc.	(48,176)	(1,378)
	CH Robinson Worldwide Inc.	(12,562)	(1,353)
	Insperity Inc.	(13,401)	(1,346)
	Leidos Holdings Inc.	(12,457)	(1,346)
	Woodward Inc.	(7,684)	(960)
	KBR Inc.	(16,908)	(925)
*	FTI Consulting Inc.	(5,855)	(920)
*	Sunrun Inc.	(22,971)	(698)
*	ChargePoint Holdings Inc.	(33,232)	(661)
*	Array Technologies Inc.	(54,016)	(609)
	Spirit AeroSystems Holdings Inc. Class A	(11,453)	(560)
	Healthcare Services Group Inc.	(29,977)	(557)
*	Hydrofarm Holdings Group Inc.	(34,646)	(525)
*	Generac Holdings Inc.	(1,651)	(491)
*	Fluence Energy Inc.	(37,071)	(486)
*	Bloom Energy Corp. Class A	(19,672)	(475)
	Vertiv Holdings Co. Class A	(32,225)	(451)
*	Clarivate plc	(25,287)	(424)
*	NV5 Global Inc.	(3,011)	(401)
*	Driven Brands Holdings Inc.	(14,972)	(393)
	Enerpac Tool Group Corp. Class A	(15,057)	(330)
	Hexcel Corp.	(3,442)	(205)
			(57,872)
Information Technology (-17.0%)
	Switch Inc. Class A	(103,837)	(3,200)
*	Lumentum Holdings Inc.	(31,214)	(3,047)
*	Wolfspeed Inc.	(26,714)	(3,042)
*	Bill.com Holdings Inc.	(12,850)	(2,914)
*	Paycor HCM Inc.	(98,965)	(2,881)
*	PAR Technology Corp.	(70,387)	(2,839)
*	II-VI Inc.	(38,667)	(2,803)
*	ViaSat Inc.	(57,130)	(2,788)
*	SunPower Corp.	(128,418)	(2,759)
*	Jamf Holding Corp.	(78,890)	(2,746)
	Analog Devices Inc.	(15,792)	(2,609)
	Marvell Technology Inc.	(36,340)	(2,606)

		Shares	Market Value ($000)
*	Enphase Energy Inc.	(12,744)	(2,572)
*	Guidewire Software Inc.	(26,491)	(2,507)
	NortonLifeLock Inc.	(92,682)	(2,458)
	Visa Inc. Class A	(10,883)	(2,414)
*	Zscaler Inc.	(8,798)	(2,123)
*	Repay Holdings Corp. Class A	(129,679)	(1,915)
*	Sabre Corp.	(165,383)	(1,890)
	Cognex Corp.	(22,260)	(1,717)
*	Twilio Inc. Class A	(8,958)	(1,476)
*	I3 Verticals Inc. Class A	(51,734)	(1,441)
*	First Solar Inc.	(16,495)	(1,381)
*	Ceridian HCM Holding Inc.	(18,225)	(1,246)
*	E2open Parent Holdings Inc.	(134,058)	(1,181)
*	Rambus Inc.	(36,008)	(1,148)
	Universal Display Corp.	(6,620)	(1,105)
	Xerox Holdings Corp.	(48,605)	(980)
*	Plexus Corp.	(10,026)	(820)
*	Paya Holdings Inc.	(119,108)	(698)
*	nCino Inc.	(11,740)	(481)
*	Tyler Technologies Inc.	(881)	(392)
*	MeridianLink Inc.	(21,504)	(389)
*	Silicon Laboratories Inc.	(2,533)	(381)
			(64,949)
Materials (-6.2%)
	International Flavors & Fragrances Inc.	(23,207)	(3,048)
	Scotts Miracle-Gro Co.	(22,147)	(2,723)
	Compass Minerals International Inc.	(38,852)	(2,440)
*	Ranpak Holdings Corp. Class A	(105,551)	(2,156)
	Ashland Global Holdings Inc.	(20,798)	(2,047)
	Newmont Corp.	(21,025)	(1,670)
	RPM International Inc.	(18,422)	(1,500)
	Quaker Chemical Corp.	(8,257)	(1,427)
	Trinseo plc	(23,747)	(1,138)
	Ecolab Inc.	(5,866)	(1,036)
*	Novagold Resources Inc.	(117,905)	(911)
	Graphic Packaging Holding Co.	(31,788)	(637)
	Kaiser Aluminum Corp.	(6,432)	(606)
*	Aspen Aerogels Inc.	(17,007)	(586)
	Carpenter Technology Corp.	(10,036)	(421)
	Schweitzer-Mauduit International Inc.	(14,241)	(392)
*	Arconic Corp.	(13,743)	(352)
	Worthington Industries Inc.	(6,610)	(340)
	Ball Corp.	(1,309)	(118)
			(23,548)
Real Estate (-8.1%)
	Welltower Inc.	(32,813)	(3,155)
	Washington REIT	(116,917)	(2,981)
*	Equity Commonwealth	(100,467)	(2,834)
	LXP Industrial Trust	(168,286)	(2,642)
	National Health Investors Inc.	(42,469)	(2,506)
	LTC Properties Inc.	(56,747)	(2,183)
	SL Green Realty Corp.	(25,406)	(2,063)
*	DigitalBridge Group Inc.	(260,441)	(1,875)
	Pebblebrook Hotel Trust	(68,725)	(1,682)
	Innovative Industrial Properties Inc.	(7,171)	(1,473)
	Cousins Properties Inc.	(33,610)	(1,354)
	Newmark Group Inc. Class A	(83,921)	(1,336)

		Shares	Market Value ($000)
	Americold Realty Trust	(39,033)	(1,088)
	Sun Communities Inc.	(5,518)	(967)
	Agree Realty Corp.	(14,429)	(958)
	Rexford Industrial Realty Inc.	(6,972)	(520)
	NETSTREIT Corp.	(20,318)	(456)
	Realty Income Corp.	(5,839)	(405)
*	Zillow Group Inc. Class C	(6,364)	(314)
	Safehold Inc.	(4,582)	(254)
			(31,046)
Utilities (-4.2%)
	Avangrid Inc.	(64,424)	(3,011)
	ONE Gas Inc.	(32,838)	(2,898)
	Atmos Energy Corp.	(24,099)	(2,880)
	Ormat Technologies Inc.	(34,664)	(2,836)
	Spire Inc.	(34,771)	(2,495)
	CenterPoint Energy Inc.	(35,239)	(1,080)
	Middlesex Water Co.	(6,046)	(636)
			(15,836)
Total Common Stocks Sold Short (Proceeds $366,334)			(361,686)
Other Assets and Other Liabilities—Net (97.3%)			371,352
Net Assets (100%)			381,658
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $217,736,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $195,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $218,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.